DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
Apr. 30, 2021
Probability of future financing	100.00%
Minimum [Member]
Risk-free interest rates	0.03%
Volatility	412.70%
Maximum [Member]
Risk-free interest rates	0.70%
Volatility	1556.10%